CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 36,467	$ 37,645
Related party receivable	488,716	502,956
Prepaid expenses and other current assets	418,548	526,674	$ 5,000
Total Current Assets	943,731	1,067,275	5,000
Cash held in trust account	278,045,659	278,022,397
Deferred offering cost			557,663
Total Assets	278,989,390	279,089,672	562,663
Current liabilities:
Accounts payable and accrued offering costs	6,190,174	5,622,429	531,947
Related party loans	1,812,295	1,412,295	25,716
Total Current Liabilities	8,002,469	7,034,724	557,663
Warrant Liability	11,262,650	13,340,717
Deferred underwriting fee payable	8,505,100	8,505,100
Total Liabilities	27,770,219	28,880,541	557,663
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 24,300,287 shares at redemption value as of March 31, 2022 and December 31, 2021		243,002,870
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	12,263,980	12,263,980	24,280
Accumulated deficit	(4,048,724)	(5,058,764)	(20,000)
Total Shareholders' Equity	8,216,301	7,206,261	5,000
Total Liabilities and Shareholders' Equity	278,989,390	279,089,672	562,663
Class A Common Stock
Shareholders' Equity
Common stock	350	350
Class B Common Stock
Shareholders' Equity
Common stock	695	695	$ 720
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, 24,300,287 shares at redemption value as of March 31, 2022 and December 31, 2021	$ 243,002,870	$ 243,002,870